Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14406
Entity Registrant Name	PERUSAHAAN PERSEROAN PERSERO PT TELEKOMUNIKASI INDONESIA TBK
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	Jl. Japati No. 1
Entity Address, City or Town	Bandung
Entity Address, Postal Zip Code	40133
Entity Address, Country	ID
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Purwantono, Sungkoro & Surja
Auditor Firm ID	1381
Auditor Location	Jakarta, Indonesia
Entity Central Index Key	0001001807
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business Contact
Document and Entity Information
Contact Personnel Name	Investor Relations Unit
Entity Address, Address Line One	Telkom Landmark Tower
Entity Address, Address Line Two	Jl. Jend. Gatot Subroto No. 52
Entity Address, Address Line Three	51st Floor
Entity Address, City or Town	Jakarta
Entity Address, Postal Zip Code	12710
Entity Address, Country	ID
City Area Code	22
Local Phone Number	452-7101
First Business Contact
Document and Entity Information
City Area Code	21
Local Phone Number	521-5109
Series A Dwiwarna Share
Document and Entity Information
Entity Common Stock, Shares Outstanding	1
ADR
Document and Entity Information
Title of 12(b) Security	American Depositary Share representing 100 Series B Shares, par value 50 Rupiah per share
Trading Symbol	TLK
Security Exchange Name	NYSE
Series B shares
Document and Entity Information
Title of 12(b) Security	Series B Shares, par value 50 Rupiah per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	99,062,216,599